Share Capital (Details Textual) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 09, 2015	Nov. 30, 2014	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Capital (Textual)
Ordinary shares, par value				$ 0.01	$ 0.01	$ 0.01
Compensation expense					$ 8,788	$ 382,595	$ 35,492
Ordinary shares, Description		The Company issued 6.423 Ordinary Shares for each 1 outstanding Ordinary Share held by each of its shareholders, after effecting the increase of its authorized shares by additional 35,048,750 shares and the conversion of all Preferred Shares into Ordinary Shares. In the aggregate, the Company issued 9,389,231 ordinary bonus shares post conversion of its share capital, no consideration was received.
Exercised for grant term					1 year 7 months 17 days
Issuance date description					(i) an M&A Transaction, (ii) a qualified IPO (as defined in the agreement) or (iii) an equity financing by the Company resulting in aggregate gross proceeds of at least $6,000,000.
Stock option plan [Member]
Share Capital (Textual)
Compensation expense					$ 85,163
Dividend yield					0.00%	0.00%
Expected volatility					78.00%	55.00%
Risk free rate					1.19%	0.90%
Expected life in years					2 years 6 months	3 years
Vesting rights description					Options vest over a period of zero to three years from date of grant.
Exercised for grant term					7 years
Total number of shares available for grants				51,521	51,521
Warrants description			Warrant to purchase up to 120,000 ordinary shares at an exercise price of $0.92 per share (or lower if the price per share paid by the investors in the Private Placement is lower than $1.44).
Warrants liability amount				$ 61,200	$ 61,200	$ 52,800
Principal amount				100,000	100,000
Fair value amount				$ 43,568	$ 43,568	$ 37,480
Issuance of Ordinary Shares [Member]
Share Capital (Textual)
Preferred share capital to ordinary shares		8,624,145
Warrants to ordinary shares ratio		1:1
Ordinary shares, par value		$ 0.01
Compensation expense		$ 376,643
Dividend yield		0.00%		0.00%	0.00%	0.00%
Expected volatility				66.80%	69.30%	59.30%
Risk free rate				1.67%	1.54%	1.56%
Expected life in years				5 years	3 years 10 months 24 days	5 years
Deemed divided to ordinary shares						$ 1,800,000
Stock split		7.423-for-1 stock split
Ordinary shares, Description		The Company issued in November 2014, 743,372 units of one Ordinary shares and one warrant to Ordinary share.
Aggregate of sale of stock		1,016,668
Sale of stock, Price per share		$ 1.50
Aggregate net proceeds of sale of stock		$ 1,464,921
Net of issuance costs		$ 60,080
Warrants amount				$ 142,470	$ 439,607	$ 457,501
Issuance of Ordinary Shares [Member] | Maximum [Member]
Share Capital (Textual)
Expected volatility		64.20%
Risk free rate		2.10%
Expected life in years		8 years 6 months
Issuance of Ordinary Shares [Member] | Minimum [Member]
Share Capital (Textual)
Expected volatility		54.90%
Risk free rate		0.28%
Expected life in years		1 year 4 months 24 days
Issuance of Ordinary Shares [Member] | SEDA [Member]
Share Capital (Textual)
Ordinary shares, Description	Each unit consists of (i) one Ordinary Share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share.
Aggregate of sale of stock				296,813
Aggregate net proceeds of sale of stock				$ 445,219
Net of issuance costs				$ 4,285	$ 4,285
Maximum investment amount	$ 3,000,000
Lowest daily volume of weighted average price percentage	95.00%
Shares issued, Price per share				$ 1.50	$ 1.50
Diligence fee	$ 15,000
Commitment fee	$ 150,000
Issuance of ordinary shares	100,000
Issuance of purchase shares	100,000
Purchase price of per share	$ 1.50
Issuance of shares				100,000	100,000
Issuance of Preferred Shares [Member]
Share Capital (Textual)
Warrants to ordinary shares ratio		1:1
Aggregate net proceeds of sale of stock							1,064,903
Net of issuance costs							$ 35,097
Preferred A-1 [Member] | Issuance of Ordinary Shares [Member]
Share Capital (Textual)
Conversion of shares		8,624,145
Preferred A-2 [Member] | Issuance of Ordinary Shares [Member]
Share Capital (Textual)
Conversion of shares		8,624,145
Preferred B-1 [Member] | Issuance of Ordinary Shares [Member]
Share Capital (Textual)
Conversion of shares		8,624,145
Preferred B-2 [Member] | Issuance of Ordinary Shares [Member]
Share Capital (Textual)
Conversion of shares		8,624,145
Series A-2 Preferred Shares [Member] | Issuance of Preferred Shares [Member]
Share Capital (Textual)
Conversion of shares							446,545
Series B-1 Preferred Shares [Member] | Issuance of Preferred Shares [Member]
Share Capital (Textual)
Conversion of shares							1,641,812
Series B-1 Preferred Shares [Member] | Right of Preferred Shares [Member]
Share Capital (Textual)
Original issue price percentage		8.00%
Series B-2 Preferred Shares [Member] | Issuance of Preferred Shares [Member]
Share Capital (Textual)
Shares issued, Price per share							$ 0.917
Issuance of shares							1,200,002